Financial Result	12 Months Ended
Dec. 31, 2022
Financial Result
Financial Result

11.Financial Result

Financial result is comprised of the following:

In € thousand	2022	2021	2020
Finance income	30,322	11,288	80
thereof: fair value changes	29,922	11,280	58
thereof: impairment loss net of reversal	125	—	—
Finance expenses	(1,995)	(20,201)	(49,741)
thereof: fair value changes	(763)	(15,645)	(15,222)
thereof: interest portion of lease payments	(443)	(437)	(450)
thereof: impairment loss net of reversal	—	(260)	—
thereof: interest on convertible loans	—	(3,483)	(33,960)
Financial result	28,327	(8,913)	(49,661)

Finance income mainly resulted from changes in fair value of warrants of €29,688 thousand (2021: €4,454 thousand; 2020: nil) consisting of fair value changes in the price of warrants of €30,196 thousand (2021: €5,492 thousand; 2020: nil) and the gain on foreign exchange conversion of RDO & 2022 PIPE Warrants of €1,116 thousand (2021: nil; 2020: nil) offset by the loss on foreign exchange conversion of Reorganization Warrants of €1,624 thousand (2021: €1,038 thousand; 2020: nil). Finance income fair value changes also consisted of gain on foreign currency contract of €234 thousand (2021 and 2020: nil). Finance income also consisted of the impairment losses net of reversal of €125 thousand (2021 and 2020: nil) made in the previous year.

Finance expenses that resulted from fair value changes consist of fair value changes in money market funds of €67 thousand (2021: €87 thousand; 2020: nil) and fair value changes in the ELOC purchased put option of €696 thousand (2021 and 2020: nil) (see note 21). In 2021 fair value changes also included foreign currency exchange contract loss of €15,532 thousand. In 2020 fair value changes consisted of fair value changes from the embedded derivatives of the convertible loans of €15,222 thousand. In 2021, the foreign currency exchange contract was related to the funds from the Reorganization expected to be received in USD. There are no convertible loans or investments in money market funds outstanding as of December 31, 2022.